            As filed with the U.S. Securities and Exchange Commission
                               on August 30, 2000

                        Securities Act File No. 33-47880
                    Investment Company Act File No. 811-6670

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                         Pre-Effective Amendment No.                         [ ]
                                                     ----

                       Post-Effective Amendment No. 21                       [X]
                                                    --

                                     and/or

             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
                                   OF 1940                                   [X]

                              Amendment No. 22                               [X]
                        (Check appropriate box or boxes)

                     Credit Suisse Institutional Fund, Inc.
          (formerly known as Warburg, Pincus Institutional Fund, Inc.)
               ...................................................
               (Exact Name of Registrant as Specified in Charter)

   466 Lexington Avenue
   New York, New York                                         10017-3147
 .........................................................................
(Address of Principal Executive Offices)                      (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 878-0600

                                Hal Liebes, Esq.
                     Credit Suisse Institutional Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147
                     .......................................
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Rose F. DiMartino, Esq.
                            Willkie Farr & Gallagher
                               787 Seventh Avenue
                          New York, New York 10019-6099

Approximate Date of Proposed Public Offering:  September 12, 2000


It is proposed that this filing will become effective (check appropriate box):

         [ ]      immediately upon filing pursuant to paragraph (b)

         [X]      on September 12, 2000 pursuant to paragraph (b)

         [ ]      60 days after filing pursuant to paragraph (a)(1)

         [ ]      on [date] pursuant to paragraph (a)(1)

         [ ]      75 days after filing pursuant to paragraph (a)(2)

         [ ]      on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                       ----------------------------------

   These Prospectuses and Statements of Additional Information are incorporated by reference to Post-Effective Amendment No. 19 filed on May 30, 2000.

                                     PART C

                                OTHER INFORMATION

Item 23.          Exhibits
                  --------

Exhibit No.            Description of Exhibit
-----------            ----------------------

     a  (1)            Articles of Incorporation. (1)

        (2)            Articles of Amendment establishing the International Equity Portfolio. (1)

        (3)            Articles Supplementary designating the Small Company Growth Portfolio. (1)

        (4)            Articles Supplementary increasing the number of authorized shares (2)

        (5)            Articles Supplementary designating the Emerging Markets Portfolio. (3)

        (6)            Articles Supplementary designating the Value Portfolio. (4)

        (7)            Articles Supplementary designating the Japan Growth Portfolio, the Small
                       Company Value Portfolio and the Post-Venture Capital Portfolio. (5)


 (1) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 18, 1995.

 (2) Incorporated by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed with the Commission on April 19, 1996.

 (3) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 20, 1996.

 (4) Incorporated by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A, filed with the Commission on January 31, 1997.


      (8)              Articles of Amendment changing the name of the Post-Venture Capital
                       Portfolio to the Warburg Pincus Post-Venture Capital Portfolio. (6)

      (9)              Articles of Amendment changing the name of Warburg, Pincus Institutional
                       Fund, Inc. to Credit Suisse Institutional Fund, Inc. (6)

      (10)             Articles Supplementary designating the Cash Reserve Portfolio, the Global
                       Telecommunications Portfolio, the High Yield Portfolio, the Long-Short
                       Market Neutral Portfolio and the Major Foreign Markets Portfolio. (6)

     b(1)              By-Laws. (1)

      (2)              Amendment to By-Laws. (7)

      (3)              Form of Amendment to By-Laws. (8)

      (4)              Amendment to By-Laws (6)

     c                 Registrant's Forms of Stock Certificates. (1)

     d(1)              Investment Advisory Agreement. (9)

      (2)              Form of Investment Advisory Agreement -- Cash Reserve Portfolio. (6)

      (3)              Form of Investment Advisory Agreement -- Global Telecommunications
                       Portfolio. (6)

 (5) Incorporated by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed with the Commission on August 12, 1997.

 (6) Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 2000.

 (7) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A, filed with the Commission on July 2, 1996.

 (8) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to Post-Effective Amendment No. 8 to Registration Statement on Form N-1A of Warburg, Pincus Global Fixed Income Fund, Inc. filed on February 17, 1998 (Securities Act File No. 33-36066).

 (9) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Global Post-Venture Capital Fund, Inc., filed November 4, 1999 (Securities Act File No. 333-90341).

        (4)            Form of Investment Advisory Agreement -- High Yield Portfolio. (6)

        (5)            Form of Investment Advisory Agreement -- Long-Short Market Neutral
                       Portfolio. (6)

        (6)            Form of Investment Advisory Agreement -- Major Foreign Markets Portfolio. (6)

        (7)            Sub-Investment Advisory Agreement between Abbott Capital Management,
                       LLC and the Post-Venture Capital Portfolio.

        (8)            Form of Sub-Investment Advisory Agreement between Credit Suisse Asset
                       Management Limited and the Global Telecommunication Portfolio. (6)

       e(1)            Form of Distribution Agreement with Credit Suisse Asset Management Securities, Inc. (6)

       f               Not applicable.

       g(1)            Form of Custodian Contract with State Street Bank and Trust Company ("State Street")--Small
                       Company Growth Portfolio and Emerging Markets Portfolio. (10)

        (2)            Form of Custodian Contract with State Street Bank & Trust Company -- Japan Growth Portfolio,
                       Post-Venture Capital Portfolio and Small Company Value Portfolio. (5)

        (3)            Form of Custodian Contract with State Street Bank & Trust Company -- International Equity,
                       Global Fixed Income and Value Portfolios. (10)

        (4)            Form of Custodian Contract with State Street Bank & Trust Company -- Cash Reserve Portfolio
                       and Major Foreign Markets Portfolio. (10)

 (10) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit to the Registration Statement on Form N-14 of Warburg, Pincus Managed EAFE-Registered Trademark- Countries Fund, Inc. filed on
         November 5, 1997 (Securities Act File No. 333-39611).


          (5)          Form of Custodian Contract with Custodial Trust Company -- Long-Short Market
                       Neutral Portfolio. (11)

          (6)          Form of Custodian Contract with Brown Brothers Harriman & Co. -- Global Telecommunications
                       Portfolio and High Yield Portfolio. (12)

         h(1)          Form of Transfer Agency and Service Agreement. (13)

          (2)(A)       Form of Letter Agreement under the Transfer Agency and Service Agreement -- the Small
                       Company Growth Portfolio. (1)

          (2)(B)       Form of Letter Agreement under the Transfer Agency and Service Agreement -- the Japan
                       Growth Portfolio. (5)

          (2)(C)       Form of Letter Agreement under the Transfer Agency and Service Agreement -- the Small
                       Company Value Portfolio. (5)

          (2)(D)       Form of Letter Agreement under the Transfer Agency and Service Agreement -- the Post-Venture
                       Capital Portfolio. (5)

          (2)(E)       Form of Letter Agreement under the Transfer Agency and Service Agreement -- the Cash Reserve
                       Portfolio, the Global Telecommunications Portfolio, the High Yield Portfolio, the Long-Short
                       Market Neutral Portfolio and the Major Foreign Markets Portfolio. (6)

 (11) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Long-Short Market Neutral Fund, Inc. filed on August 14, 1998 (Securities Act File No. 333-60687).

 (12) Incorporated by reference; material provisions of this exhibit substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Emerging Markets II Fund, Inc., filed on August 14, 1998 (Securities Act File No. 333-60677).

 (13) Incorporated by reference; material provisions of this exhibit substantially similar to those of this exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on June 14, 1995 (Securities Act File No. 33-58125).

          (3)          Form of Co-Administration Agreement with Credit Suisse Asset Management Securities, Inc. (9)

          (4)(A)       Form of Co-Administration Agreements with PFPC Inc. (10)

          (4)(B)       Form of Letter Agreement with PFPC Inc. relating to the Emerging Markets Portfolio. (3)

          (4)(C)       Form of Letter Agreement with PFPC Inc. relating to the Value Portfolio. (4)

          (4)(D)       Form of Co-Administration Agreement with PFPC Inc. relating to the Japan Growth Portfolio. (5)

          (4)(E)       Form of Co-Administration Agreement with PFPC Inc. relating to the Small Company Value Portfolio. (5)

          (4)(F)       Form of Co-Administration Agreement with PFPC Inc. relating to the Post-Venture Capital Portfolio. (5)

          (4)(G)       Form of Co-Administration Agreement with PFPC Inc. relating to the Cash Reserve Portfolio, the Global
                       Telecommunications Portfolio, the High Yield Portfolio, the Long-Short Market Neutral Portfolio and
                       the Major Foreign Markets Portfolio. (6)

          (4)(H)       Fee Agreement with PFPC Inc.

          (5)          Form of Services Agreement. (14)

        i (1)          Consent of Willkie Farr & Gallagher, counsel to the Fund.*

          (2)          Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund. (15)

          (3)          Consent of Willkie Farr & Gallagher, counsel to the Fund, and Opinion of Willkie Farr & Gallagher relating to the establishment of the Japan Growth Portfolio, Small Company Value Portfolio and
                       Post-Venture Capital Portfolio. (5)

 (14) Incorporated by reference; material provisions of this exhibit are substantially similar to those of the corresponding exhibit in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Warburg, Pincus Japan Growth Fund, Inc. filed on December 18, 1995 (Securities Act File No. 33-63655).

 (15) Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed with the Commission on February 24, 2000.

 *       To be filed by amendment.


          (4)          Opinion and Consent of Willkie Farr & Gallagher, counsel to the Fund, and Opinion of Willkie Farr
                       & Gallagher relating to the establishment of the Cash Reserve Portfolio, Global Telecommunications
                       Portfolio, High Yield Portfolio, Long-Short Market Neutral Portfolio and Major Foreign Markets
                       Portfolio. (6)

          (5)          Opinion and consent of Hamada & Matsumoto, Japanese counsel to the Fund, with respect to the Japan
                       Growth Portfolio. (15)

         j(1)          Consent of PricewaterhouseCoopers LLP, Independent Accountants.*

          (2)          Powers of Attorney. (9)

         k             Not applicable.

         l(1)          Purchase Agreement pertaining to the International Equity Portfolio and Global Fixed
                       Income Portfolio. (1)

          (2)          Form of Purchase Agreement pertaining to the Small Company Growth Portfolio. (1)

          (3)          Form of Purchase Agreement pertaining to the Emerging Market Portfolio. (3)

          (4)          Form of Purchase Agreement relating to the Value Portfolio. (4)

          (5)          Form of Purchase Agreement relating to the Japan Growth Portfolio. (5)

          (6)          Form of Purchase Agreement relating to the Small Company Value Portfolio. (5)

          (7)          Form of Purchase Agreement relating to the Post-Venture Capital Portfolio. (5)

          (8)          Form of Purchase Agreement relating to the Cash Reserve Portfolio, the Global
                       Telecommunications Portfolio, the

                       High Yield Portfolio, the Long-Short Market Neutral Portfolio and the Major
                       Foreign Markets Portfolio. (6)

        m              Not applicable.

        n              Not applicable.

        o              Not applicable.

        p(1)           Form of Code of Ethics for Credit Suisse Asset Management, LLC. (16)

         (2)           Amended Form of Code of Ethics for Credit Suisse Asset Management, LLC.

         (3)           Form of Code of Ethics for Abbott Capital Management, LLC. (16)

         (4)           Form of Code of Ethics for Credit Suisse Asset Management Limited (London).

Item 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                  WITH REGISTRANT

                  From time to time, Credit Suisse Asset Management, LLC ("CSAM, LLC"), Registrant's investment adviser, may be deemed to control Registrant and other registered investment companies it advises through its beneficial ownership of more than 25% of the relevant fund's shares on behalf of discretionary advisory clients. CSAM, LLC has three wholly-owned subsidiaries:
Warburg, Pincus Asset Management International, Inc., a Delaware corporation; Warburg Pincus Asset Management (Japan), Inc., a Japanese corporation; and Warburg Pincus Asset Management (Dublin) Limited, an Irish corporation.

Item 25.          INDEMNIFICATION

                  Registrant, officers and directors of CSAM, LLC, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") and of Registrant are covered by insurance policies indemnifying them for liability incurred in connection with the operation of Registrant. Discussion of this coverage is incorporated by reference to Item 27 of Part C of the Registration Statement of Warburg, Pincus Post-Venture Capital Fund, Inc., filed on June 21, 1995.


 (16) Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of Warburg, Pincus Trust filed on April 26, 2000 (Securities Act File No. 33-58125).

Item 26.          (a)      BUSINESS AND OTHER CONNECTIONS OF
                           INVESTMENT ADVISER

                  CSAM, LLC acts as investment adviser to each Portfolio. CSAM, LLC renders investment advice to a wide variety of individual and institutional clients. The list required by this Item 26 of officers and directors of CSAM, LLC, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by CSAM, LLC (SEC File No. 801-37170).

                  (b)      BUSINESS AND OTHER CONNECTIONS OF
                           SUB-INVESTMENT ADVISER AND ADMINISTRATOR

                  Abbott Capital Management, LLC ("Abbott") acts as sub-investment adviser for the Registrant's Post-Venture Capital Portfolio. Abbott renders investment advice and provides full-service private equity programs to clients. The list required by this Item 26 of Officers and Directors of Abbott, together with information as to their other business, profession, vocation, or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Abbott (SEC File No. 801-27914).

                  Credit Suisse Asset Management Limited ("CSAM U.K.") act as sub-investment adviser for the Registrant. CSAM U.K. renders investment advice and provides full-service private equity programs to clients. The list required by this Item 28 of officers and partners of CSAM U.K., together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to schedules A and D of Form ADV filed by CSAM U.K. (SEC File No. 801-40177).

Item 27.          PRINCIPAL UNDERWRITER

                  (a) CSAMSI acts as distributor for Registrant, as well as for Credit Suisse Institutional International Growth Fund; Credit Suisse Institutional Strategic Global Fixed Income Fund; Credit Suisse Institutional U.S. Core Equity Fund; Credit Suisse Institutional U.S. Core Fixed Income Fund; Warburg Pincus Balanced Fund; Warburg Pincus Capital Appreciation Fund; Warburg Pincus Cash Reserve Fund; Warburg Pincus Central & Eastern Europe Fund; Warburg Pincus Emerging Growth Fund; Warburg Pincus Emerging Markets Fund; Warburg Pincus European Equity Fund; Warburg Pincus Fixed Income Fund; Warburg Pincus Focus Fund; Warburg Pincus Global Fixed Income Fund; Warburg Pincus Global Health Sciences Fund; Warburg Pincus Global Post-Venture Capital Fund; Warburg Pincus Global Telecommunications Fund; Warburg Pincus High Yield Fund; Warburg Pincus Intermediate Maturity Government Fund; Warburg Pincus International Equity Fund; Warburg Pincus International Small Company Fund; Warburg Pincus Japan Growth Fund; Warburg Pincus Japan Small Company Fund; Warburg Pincus Long-Short Market Neutral Fund; Warburg Pincus Major Foreign Markets Fund; Warburg Pincus Municipal Bond Fund; Warburg Pincus New York Intermediate Municipal Fund; Warburg Pincus New York Tax Exempt Fund; Warburg Pincus Small Company Growth Fund; Warburg Pincus Small Company Value Fund; Warburg Pincus Trust; Warburg Pincus

Trust II; Warburg Pincus Value Fund; Warburg Pincus WorldPerks Money Market Fund and Warburg Pincus WorldPerks Tax Free Money Market Fund.

                  (b) For information relating to each director, officer or partner of CSAMSI, reference is made to Form BD (SEC File No. 8-32482) filed by CSAMSI under the Securities Exchange Act of 1934.

                  (c)      None.


Item 28.          LOCATION OF ACCOUNTS AND RECORDS

                  (1)      Credit Suisse Institutional Fund, Inc.
                           466 Lexington Avenue
                           New York, New York  10017-3147
                           (Fund's Articles of Incorporation, By-Laws and minute books)

                  (2)      Credit Suisse Asset Management, LLC
                           One Citicorp Center
                           153 East 53rd Street
                           New York, New York 10022
                           (records relating to its functions as investment adviser)

                  (3)      PFPC Inc.
                           400 Bellevue Parkway
                           Wilmington, Delaware  19809
                           (records relating to its functions as co-administrator)

                  (4)      Credit Suisse Asset Management Securities, Inc.
                           466 Lexington Avenue
                           New York, New York 10017-3147
                           (records relating to its functions as co-administrator and distributor)

                  (5)      State Street Bank and Trust Company
                           225 Franklin Street
                           Boston, Massachusetts  02110
                           (records relating to its functions as custodian, shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (6)      Boston Financial Data Services, Inc.
                           2 Heritage Drive
                           North Quincy, Massachusetts 02171
                           (records relating to its functions as shareholder servicing agent, transfer agent and dividend disbursing agent)

                  (7)      Credit Suisse Asset Management Limited
                           Beaufort House
                           15 St Botolph


                                       C-9


                           London, EC3A7JJ
                           (records relating to its functions as sub-investment adviser and administrator)

                  (8)      Brown Brothers Harriman & Co.
                           40 Water Street
                           Boston, Massachusetts 02109
                           (records relating to its functions as custodian)

                  (9)      Custodian Trust Company
                           101 Carnegie Center
                           Princeton, New Jersey 08540
                           (records relating to its functions as custodian)


Item 29.          MANAGEMENT SERVICES

                  Not applicable.

Item 30.          UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 30th day of August, 2000.



                                        CREDIT SUISSE INSTITUTIONAL FUND, INC.

                                                     By:/S/EUGENE L. PODSIADLO

                                                        Eugene L. Podsiadlo
                                                        President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated:





SIGNATURE                                  TITLE                          DATE
---------                                  -----                          ----

/s/ WILLIAM W. PRIEST*             Chairman of the Board of          August 30, 2000
------------------------------     Directors
    William W. Priest


/s/ EUGENE L. PODSIADLO            President                         August 30, 2000
------------------------------
    Eugene L. Podsiadlo


/s/ MICHAEL A. PIGNATARO           Treasurer and Chief Financial     August 30, 2000
------------------------------     Officer
    Michael A. Pignataro


/s/ RICHARD H. FRANCIS*            Director                          August 30, 2000
------------------------------
    Richard H. Francis


/s/ JACK W. FRITZ*                 Director                          August 30, 2000
------------------------------
    Jack W. Fritz


/s/ JEFFREY E. GARTEN*             Director                          August 30, 2000
------------------------------
    Jeffrey E. Garten

/s/ JAMES S. PASMAN, JR.*          Director                          August 30, 2000
------------------------------
    James S. Pasman, Jr.


/s/ STEVEN N. RAPPAPORT*           Director                          August 30, 2000
------------------------------
    Steven N. Rappaport

/s/ ALEXANDER B. TROWBRIDGE*       Director                          August 30, 2000
------------------------------
    Alexander B. Trowbridge

*By: /s/ MICHAEL A. PIGNATARO
    --------------------------
    Michael A. Pignataro as Attorney-in-Fact


                                INDEX TO EXHIBITS

       EXHIBIT NO.               DESCRIPTION OF EXHIBIT
       -----------               ----------------------
        d(7)             Sub-Investment Advisory Agreement between Abbott Capital Management, LLC and the Post-Venture Capital Portfolio.

        h(4)(H)          Fee Agreement with PFPC Inc.

        p(2)             Amended Form of Code of Ethics for Credit Suisse Asset Management, LLC.

         (4)             Form of Code of Ethics for Credit Suisse Asset Management Limited (London).